Assets subject to lien and assets acquired through foreclosures_Collaterals held that can be disposed and recollateralized regardless of defaults of counterparties (Details) - KRW (₩)	Jun. 30, 2018	Dec. 31, 2017
Fair value of collateral available to sell or repledge and collateral sold or repledged [Line Items]
Fair values of collaterals	₩ 7,303,137,000,000	₩ 17,671,490,000,000
Fair values of collaterals were disposed or re-subjected to lien	₩ 0	₩ 0